LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
Information Pertaining to Lease
Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

Lease cost
Operating lease cost	138,766	257,359	295,501
Short-term lease cost	14,831	24,507	23,172
	153,597	281,866	318,673

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information
Operating cash flows from operating leases	128,751	228,604	292,781
ROU assets obtained in exchange for new operating lease liabilities	520,354	596,887	279,526

Weighted-Average Remaining Lease Term
	As of December 31,
	2022	2023

Weighted-average remaining lease term
Operating leases	5.66 years	6.15 years

Weighted-Average Discount Rate
Weighted-average discount rate
Operating leases	7.8%	8.3%

Maturities of Lease Liabilities
Maturities of operating lease liabilities as of December 31, 2023 were as follows:

$

2024	298,070
2025	250,365
2026	215,008
2027	156,217
2028	119,121
Thereafter	365,164
Total lease payments	1,403,945
Less: imputed interest	(323,643)
Present value of lease liabilities	1,080,302